Capital structure and financial items - Distributions to shareholders - Narrative (Details) - DKK (kr) kr / shares in Units, kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash distribution to shareholders in the form of dividends and share repurchases			kr 61,691	kr 49,389	kr 40,964
Free cash flow			68,326
Total dividend for year			kr 41,987	kr 27,950
Dividends paid (DKK per share)	kr 3.00	kr 4.08	kr 9.40	kr 6.20
Dividends proposed			kr 28,557
Dividends pending approval (DKK per share)			kr 6.40
Total dividend	kr 13,430	kr 18,337	kr 31,767	kr 25,303	kr 21,517